SELECTED QUARTERLY FINANCIAL DATA (Common Stock Market Price and Dividend Information) (Details) - $ / shares	3 Months Ended								12 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Quarterly Financial Information Disclosure [Abstract]
Market price, high	$ 12.50	$ 12.54	$ 12.60	$ 11.84	$ 12.60	$ 12.45	$ 11.01	$ 11.45
Market price, low	10.73	11.30	10.78	10.75	11.50	10.78	10.78	10.75
Cash dividends declared, per share	$ 0.08	$ 0.04	$ 0.08	$ 0.04	$ 0.04	$ 0.04	$ 0.04	$ 0.04	$ 0.24	$ 0.16	$ 0.16